Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Summary of Cash Equivalents and Conversion Right Liability's Carrying Value and Fair Value

	As of December 31, 2023
	Carrying Amount	Fair Value	Quoted Priced in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Money market funds	$3,243	$3,243	$3,243	$—	$—

Total assets	$3,243	$3,243	$3,243	$—	$—

	As of December 31, 2022
	Carrying Amount	Fair Value	Quoted Priced in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Money market funds	$3,074	$3,074	$3,074	$—	$—

Total assets	$3,074	$3,074	$3,074	$—	$—